Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Expected loss rates payment period	5 years
Contractual payments period	180 days
Shipping and handling expenses	€ 55,912	€ 54,672	€ 28,749
Advertising expenses	6,193	5,576	4,837
Commission Expenses	€ 7,318	€ 7,503	€ 5,403
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Bottom of range [member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom of range [member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom of range [member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	2 years
Bottom of range [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Bottom of range [member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Bottom of range [member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	3 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Top of range [member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years